EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted gain (loss) per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Net income (loss) attributable to Canadian Solar Inc.—basic and diluted	$22,645,884	$50, 568,919	$(90,804,200)

Weighted average number of common shares—basic	37,137,004	42,839,356	43,076,489
Diluted share number from share options and restricted shares	590,134	838,852	—

Weighted average number of common shares—diluted	37,727,138	43,678,208	43,076,489

Basic earnings (loss) per share	$0.61	$1.18	$(2.11)

Diluted earnings (loss) per share	$0.60	$1.16	$(2.11)

        The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings (loss) per share for the periods indicated.

	Years Ended December 31,
	2009	2010	2011
Convertible notes	50,607	50,607	50,607
Share options and restricted shares	597,842	426,716	1,871,147

	648,449	477,323	1,921,754